UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06707

Aquila Narragansett Tax-Free Income Fund
(formerly, Narragansett Insured Tax-Free Income Fund)

(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end:  3/31/13

Date of reporting period:  9/30/13

FORM N-CSRS/A

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report September 30, 2013

Aquila Narragansett Tax-Free Income Fund “Asset Allocation - A Strategy For All Seasons” Serving Rhode Island investors for over two decades

November, 2013

Dear Fellow Shareholder:

As many of our shareholders are aware, interest rates and the price of bonds (and, in turn, the share price of bond funds) are inversely related. Hence, as interest rates decline, the share price of the bond funds in the Aquila Group generally increases. And, as interest rates increase, the funds’ share price declines. This is an almost inevitable dynamic of the economic cycle. And, since your investment in one of the Aquila bond funds should be viewed as long-term in nature, you are likely to experience both the ups and downs of investing.

While we cannot control the direction in which interest rates will move, or the resulting effect such changes will have on your Fund’s share price, we do take steps that attempt to minimize the volatility of such movement. We believe that having your Fund’s portfolio constructed of high-quality securities, together with both short and long-term maturities (to gain stability from the shorter-term maturities and higher yields from the longer-term maturities), will hopefully help to lessen the fluctuations in the overall performance of your investment in the Fund. Thus, we seek to minimize the volatility of share price movements over the life of your investment – making the ups and downs less dramatic than with other types of investments.

While fluctuation in share price over the life of your investment is inevitable, we believe you will be in a better overall position to weather any particular economic situation if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs?

As you may know, asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific desires. These include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to potentially lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family want to achieve).

Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

NOT A PART OF THE SEMI-ANNUAL REP ORT

Although there is no simple formula that can identify the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

The way you allocate your investment portfolio across exposure to stocks, fixed-income, and cash/cash equivalents will be the principal determinants of your investment results – secondary to your selection of individual securities.

Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on need, not on headlines.

A properly constructed portfolio with sound asset allocation should be in a good position to weather all seasons.

Sincerely, Diana P. Herrmann, President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes.

NOT A PART OF THE SEMI-ANNUAL REP ORT

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (24.3%)	and Fitch	Value

	Bristol, Rhode Island
$2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA-/NR	$2,255,484
2,500,000	4.375%, 02/15/29 AGC Insured	Aa2/AA-/NR	2,047,460
	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	A1/NR/NR	496,320
	Cranston, Rhode Island
2,455,000	4.625%, 07/01/25 AGMC Insured	A2/AA-/NR	2,557,202
990,000	4.750%, 07/01/28 AGMC Insured	A2/AA-/NR	1,019,156
1,000,000	4.250%, 04/01/18 NPFG Insured	A2/A/A	1,045,030
1,000,000	4.250%, 04/01/19 NPFG Insured	A2/A/A	1,038,370
1,000,000	4.300%, 04/01/20 NPFG Insured	A2/A/A	1,034,670
1,000,000	4.500%, 04/01/23 NPFG Insured	A2/A/A	1,027,540
1,500,000	4.500%, 04/01/26 NPFG Insured	A2/A/A	1,521,555
750,000	4.300%, 07/01/30 2010 Series A
	AGMC Insured	A2/AA-/A	752,137
	Cumberland, Rhode Island
1,000,000	4.250%, 08/01/17 AGMC Insured	A1/AA-/NR	1,093,700
600,000	4.250%, 08/01/18 AGMC Insured	A1/AA-/NR	658,050
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA-/NR	501,005
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA-/NR	497,255
	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA-/NR	2,488,350
	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	507,800
	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/A/NR	916,796
1,020,000	3.700%, 07/15/29 Series A	A3/A/NR	889,654
	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,057,050
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,868,294
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,092,860
	North Providence, Rhode Island
500,000	4.700%, 09/15/14 AGMC Insured	A2/AA-/NR	501,400
500,000	3.650%, 10/15/14 AGMC Insured	A2/AA-/NR	500,865
2,225,000	3.625%, 07/15/15 AGMC Insured	A2/AA-/NR	2,301,073
500,000	3.750%, 10/15/15 AGMC Insured	A2/AA-/NR	500,930
250,000	4.000%, 10/15/17 AGMC Insured	A2/AA-/NR	250,400

1 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (23.2%)	and Fitch	Value

	Pawtucket, Rhode Island
$910,000	4.000%, 04/15/14 AMBAC Insured	Baa2/NR/BBB-	$912,084
1,950,000	4.500%, 07/15/26 AGC Insured	A3/NR/NR	1,981,648
1,500,000	4.750%, 07/15/29 AGC Insured	A3/NR/NR	1,512,735
	Providence, Rhode Island
500,000	5.000%, 07/15/14 AGMC Insured	A2/AA-/BBB	516,560
1,500,000	5.000%, 01/15/23 AGMC Insured
	Series 2010 A Refunding	A2/AA-/NR	1,634,415
1,500,000	5.000%, 01/15/26 AGMC Insured
	Series 2010 A Refunding	A2/AA-/NR	1,586,100
975,000	3.625%, 01/15/29 Series A AGMC
	Insured	A2/AA-/BBB	849,001
2,510,000	3.750%, 01/15/30 Series A AGMC
	Insured	A2/AA-/BBB	2,171,125
1,000,000	3.750%, 01/15/32 Series A AGMC
	Insured	A2/AA-/BBB	847,070
	Rhode Island State & Providence
	Plantations Consolidated Capital
	Development Loan
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,465,240
	Warwick, Rhode Island
1,000,000	4.000%, 08/01/16 AGMC Insured
	Series 2008	A1/AA-/NR	1,074,130
1,015,000	4.000%, 08/01/17 AGMC Insured
	Series 2008	A1/AA-/NR	1,102,320
905,000	4.250%, 01/15/18 Syncora Guarantee,
	Inc. Insured	A1/AA-/NR	952,694
	West Warwick, Rhode Island
500,000	4.875%, 03/01/16 AMBAC Insured	Baa2/NR/BBB+	501,480
670,000	5.000%, 03/01/17 AMBAC Insured	Baa2/NR/BBB+	672,030
700,000	5.050%, 03/01/18 AMBAC Insured	Baa2/NR/BBB+	702,121
735,000	5.100%, 03/01/19 AMBAC Insured	Baa2/NR/BBB+	737,220
1,900,000	4.625%, 04/01/26 AGC Insured	A3/NR/NR	1,897,321
1,000,000	4.750%, 04/01/29 AGC Insured	A3/NR/NR	963,860
	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured	Aa2/AA/NR	962,523
900,000	4.000%, 07/01/18 NPFG Insured	Aa2/AA/NR	960,255
	Total General Obligation Bonds		55,422,338

2 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (73.7%)	and Fitch	Value

	Development Bonds (5.3%)
	Providence, Rhode Island Redevelopment
	Agency Revenue Refunding Public
	Safety Building Project
$2,000,000	4.750%, 04/01/22 AMBAC Insured
	Series A	Baa2/BBB-/NR	$2,006,920
1,000,000	5.000%, 04/01/28 AMBAC Insured
	Series A	Baa2/BBB-/NR	977,920
	Rhode Island Certificates of Participation
	(Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC
	Insured	Aa3/AA-/AA-	1,048,910
	Rhode Island Certificates of Participation
	(Kent County Court House Project)
250,000	5.000%, 10/01/22 NPFG Insured
	Series 2004 A (pre-refunded)	Aa3/AA-/AA-	261,992
	Rhode Island Convention Center
	Authority Revenue Refunding
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AA-/NR	2,110,360
4,000,000	5.000%, 05/15/23 AGMC Insured
	Series 2005 A	Aa3/AA-/NR	4,197,080
1,500,000	5.500%, 05/15/27 AGMC Insured
	Series A	Aa3/AA-/AA-	1,610,550
	Total Development Bonds		12,213,732

	Higher Education Bonds (17.6%)
	Rhode Island Health & Education
	Building Corp., Brown University
2,000,000	4.750%, 09/01/33 Series 2003 A	Aa1/AA+/NR	2,002,700
1,000,000	4.750%, 09/01/37 Series 2003 A	Aa1/AA+/NR	1,001,170
	Rhode Island Health & Education
	Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,135,538
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,485,511
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,037,240
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,471,170
	Rhode Island Health & Education
	Building Corp., Higher Educational
	Facilities
4,000,000	5.000%, 09/15/30 AGMC Insured	A1/NR/NR	4,084,600

3 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education Bonds
	(continued)
	Rhode Island Health & Education
	Building Corp., Johnson & Wales
	University
$465,000	5.500%, 04/01/15 Series 1999 A NPFG
	Insured	Baa1/A/NR	$486,595
900,000	5.500%, 04/01/16 Series 1999 A NPFG
	Insured	Baa1/A/NR	959,049
785,000	5.500%, 04/01/17 Series 1999 A NPFG
	Insured	Baa1/A/NR	848,561
500,000	5.250%, 04/01/14 Series 2003 Syncora
	Guarantee, Inc. Insured	NR/NR/NR*	502,160
1,500,000	5.000%, 04/01/29 NPFG Insured	Baa1/A/NR	1,506,285
	Rhode Island Health & Educational
	Building Corp., Higher Education
	Facility, New England Institute of
	Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A/AA+	1,260,950
	Rhode Island Health & Educational
	Building Corp., Higher Education
	Facility, Rhode Island School of Design
4,500,000	4.000%, 06/01/31 2012 Series A	A1/NR/A+	4,103,505
2,115,000	3.500%, 08/15/29 AGMC Insured
	Series B	A1/AA-/NR	1,827,889
1,000,000	3.500%, 08/15/30 AGMC Insured
	Series B	A1/AA-/NR	846,930
1,310,000	5.625%, 08/15/22 Syncora Guarantee,
	Inc. Insured Series D (pre-refunded)	A1/NR/NR	1,348,042
900,000	5.000%, 08/15/23 Syncora Guarantee,
	Inc. Insured Series D (pre-refunded)	A1/NR/NR	937,224
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	2,594,940
	Rhode Island Health & Educational
	Building Corp., Higher Education
	Facility, University of Rhode Island
	Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B
	AGMC Insured	A1/AA-/NR	2,096,760

4 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education Bonds
	(continued)
	Rhode Island Health & Educational
	Building Corp., Public School
	Financing Program, City of Newport
$1,500,000	4.000%, 05/15/27 Series 2013 C	NR/AA/NR	$1,541,820
	Rhode Island Health & Educational
	Building Corp., Public School
	Financing Program, City of Warwick
1,075,000	3.500%, 05/15/27 Series 2013D	NR/AA-/NR	1,061,197
	Rhode Island Health & Educational
	Building Corp., Public School
	Financing Program, Town of North
	Kingston
1,900,000	3.750%, 05/15/28 Series 2013A	Aa2/AA/NR	1,906,897
1,550,000	4.000%, 05/15/33 Series 2013A	Aa2/AA/NR	1,529,183
	Rhode Island Health & Educational
	Building Corp., University of Rhode
	Island
1,000,000	4.500%, 09/15/26 Series G Refunding
	AMBAC Insured	Aa3/A+/NR	1,019,050
	Rhode Island Health & Educational
	Facilities Authority, Providence
	College
1,000,000	4.000%, 11/01/31	A2/A/NR	924,690
	Rhode Island State Economic
	Development Corp, University of
	Rhode Island
750,000	5.000%, 11/01/14 Series 1999 AGMC
	Insured	A2/NR/NR	752,565
	Total Higher Education Bonds		40,272,221

	Hospital Bonds (4.1%)
	Rhode Island Health & Education
	Building Corp., Lifespan Obligation
2,500,000	5.000%, 05/15/20 Series A AGMC
	Insured	A2/AA-/NR	2,647,500
5,000,000	5.000%, 05/15/26 Series A AGMC
	Insured	A2/AA-/NR	5,163,000
1,500,000	5.250%, 05/15/26 NPFG Insured	Baa1/A/NR	1,500,450
	Total Hospital Revenue Bonds		9,310,950

5 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing Bonds (8.9%)
	Rhode Island Housing & Mortgage
	Finance Corp. Home Funding
$3,165,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	$3,168,576
2,225,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	2,198,634
1,520,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,537,647
1,345,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,186,411
1,600,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	1,407,376
2,360,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	2,017,847
	Rhode Island Housing & Mortgage
	Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,551,300
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,031,000
1,475,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,259,488
2,400,000	3.625%, 10/01/32 Series 1B	Aa2/NR/NR	1,730,840
1,500,000	3.900%, 10/01/37 Series 1B	Aa2/NR/NR	1,259,685
	Total Housing Bonds		20,348,804

	Public School Bonds (22.0%)
	Providence, Rhode Island Public
	Building Authority, School Projects
500,000	5.500%, 12/15/14 Series 1996 B NPFG
	Insured	Baa1/A/NR	501,845
500,000	5.500%, 12/15/15 Series 1996 B NPFG
	Insured	Baa1/A/NR	501,630
1,000,000	5.250%, 12/15/14 Series 1998 A
	AGMC Insured	A2/AA-/NR	1,003,630
685,000	5.000%, 12/15/18 Series 1998 A
	AGMC Insured	A2/AA-/NR	686,692
500,000	5.125%, 12/15/14 Series
	1999 A AMBAC Insured	Baa2/BBB-/NR	501,020
250,000	5.250%, 12/15/15 Series
	1999 A AMBAC Insured	Baa2/BBB-/NR	250,445
1,500,000	5.250%, 12/15/17 Series
	1999 A AMBAC Insured	Baa2/BBB-/NR	1,502,730
1,000,000	5.250%, 12/15/19 Series
	1999 A AMBAC Insured	Baa2/BBB-/NR	1,001,450
1,505,000	4.000%, 12/15/14 Series
	2003 A NPFG Insured	Baa1/A/NR	1,507,965

6 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Public School Bonds (continued)
	Providence, Rhode Island Public
	Building Authority, School Projects
	(continued)
$1,570,000	4.000%, 12/15/15 Series
	2003 A NPFG Insured	Baa1/A/NR	$1,572,606
1,630,000	4.000%, 12/15/16 Series 2003 A NPFG
	Insured	Baa1/A/NR	1,632,005
3,000,000	4.500%, 05/15/27 Series A AGMC
	Insured	A2/AA-/NR	3,017,760
3,000,000	4.500%, 05/15/28 Series 2007 A
	AGMC Insured	A2/AA-/NR	3,009,810
2,000,000	4.500%, 05/15/26 Series 2007 A
	AGMC Insured	A2/AA-/NR	2,021,200
3,000,000	4.500%, 05/15/27 Series 2007 B
	AGMC Insured	A2/AA-/NR	3,017,760
3,000,000	4.500%, 05/15/28 Series 2007 C
	AGMC Insured	A2/AA-/NR	3,009,810
	Rhode Island Certificates of Participation
	(School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC
	Insured	Aa3/AA-/AA-	1,074,860
500,000	5.625%, 04/01/29 Series C 2009 AGC
	Insured	Aa3/AA-/AA-	533,875
	Rhode Island Health & Education
	Building Corp., Public School
	Financing Program - Chariho
	Regional School District
1,000,000	5.000%, 05/15/26 Series 2011B	Aa3/NR/NR	1,052,980
	Rhode Island Health & Education
	Building Corp., Public School
	Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,019,624
1,600,000	3.250%, 05/15/29	Aa1/AA+/NR	1,412,832
1,650,000	3.375%, 05/15/30	Aa1/AA+/NR	1,456,059
1,200,000	3.500%, 05/15/31	Aa1/AA+/NR	1,063,704
	Rhode Island Health & Education
	Building Corp., Public School
	Financing Program, City of East
	Providence
1,000,000	3.375%, 05/15/27 Series B	Aa3/NR/NR	912,980
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	862,230

7 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Public School Bonds (continued)
	Rhode Island Health & Education
	Building Corp., Public School
	Financing Program, Town of
	Coventry
$2,225,000	3.750%, 05/15/28 Series 2013B AGMC
	Insured	A1/AA-/NR	$2,051,517
2,225,000	4.000%, 05/15/33 AGMC Insured	A1/AA-/NR	1,991,241
	Rhode Island Health & Education
	Building Corp., Public School
	Financing
1,000,000	5.000%, 05/15/17 Series 2006 A
	AGMC Insured	A2/AA-/NR	1,079,810
500,000	5.000%, 05/15/20 Series 2007 A
	AGMC Insured	Aa3/NR/NR	538,465
500,000	5.000%, 05/15/17 Series 2008 A
	AGMC Insured	Aa3/NR/NR	551,890
1,000,000	4.250%, 05/15/21 Series 2007 B
	AGMC Insured	A2/AA-/NR	1,037,990
1,500,000	4.250%, 05/15/21 Series A AGMC
	Insured	Aa3/NR/NR	1,565,085
2,000,000	4.375%, 05/15/22 Series A AGMC
	Insured	Aa3/NR/NR	2,089,560
3,000,000	4.500%, 05/15/25 Series A AGMC
	Insured	Aa3/NR/NR	3,099,600
2,000,000	4.750%, 05/15/29 Series A AGMC
	Insured	Aa3/NR/NR	2,022,200
	Total Public School Bonds		50,154,860

	Student Loan Bonds (0.4%)
	State of Rhode Island Student Loan
	Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B .	NR/A+/A	1,028,050

	Transportation Bonds (6.6%)
	Rhode Island State Economic
	Development Corp., Airport Revenue
540,000	4.625%, 07/01/26 AGC Insured
	Series B	A3/AA-/BBB+	551,848
1,000,000	5.000%, 07/01/18 AGC Insured
	Series C	A3/AA-/BBB+	1,109,260
1,500,000	5.000%, 07/01/22 NPFG Insured
	Series C	A3/A/BBB+	1,544,610

8 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation Bonds (continued)
	Rhode Island State Economic
	Development Corp., Motor Fuel Tax
	Revenue (Rhode Island Department
	of Transportation)
$1,000,000	4.000%, 06/15/15 Series A AMBAC
	Insured	A3/A+/A	$1,002,030
1,000,000	4.000%, 06/15/18 Series 2006A
	AMBAC Insured	A3/A+/A	1,034,130
2,385,000	4.700%, 06/15/23 Series 2003A
	AMBAC Insured	A3/A+/A	2,387,290
	Rhode Island State Economic
	Development Corp., (Rhode Island
	Airport Corp. Intermodal Facility
	Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance
	North America, Inc. Insured	Baa1/BBB+/NR	1,041,780
	Rhode Island Economic Development
	Corp. (Rhode Island Department of
	Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	Aa3/AA-/A+	1,685,580
	Rhode Island State Turnpike & Bridge
	Authority
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,653,600
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,047,380
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,016,180
	Total Transportation Bonds		15,073,688

	Water and Sewer Bonds (8.2%)
	Bristol County, Rhode Island Water
	Authority
1,000,000	3.500%, 12/01/14 Series 2004
	Refunding A NPFG Insured	Baa1/A/NR	1,026,900
	Narragansett, Rhode Island Bay
	Commission Wastewater System
365,000	5.000%, 08/01/27 Series 2003 A NPFG
	Insured	Baa1/AA-/NR	375,118
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG
	Insured	NR/AA-/NR	1,031,130
3,500,000	5.000%, 08/01/35 Series A NPFG
	Insured	Baa1/AA-/NR	3,552,885

9 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer Bonds (continued)
	Rhode Island Clean Water Protection
	Finance Agency
$760,000	5.400%, 10/01/15 1993 Series A NPFG
	Insured	Aaa/A/NR	$794,018
325,000	4.750%, 10/01/14 Series A AMBAC
	Insured	Aaa/NR/NR	326,138
1,545,000	4.750%, 10/01/18 Series A AMBAC
	Insured	Aaa/NR/NR	1,549,496
500,000	4.750%, 10/01/20 1999 Series A
	AMBAC Insured	Aaa/NR/NR	501,330
	Rhode Island Clean Water Finance
	Agency, Water Pollution Control
	Bonds
310,000	5.000%, 10/01/18 Series B NPFG
	Insured	Aaa/AAA/NR	311,039
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG
	Insured	Aaa/AAA/AAA	4,775,435
	Rhode Island Clean Water Protection
	Finance Agency, Safe Drinking Water
	Resolving Fund
2,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,827,700
2,300,000	3.750%, 10/01/34	NR/AAA/AAA	2,073,335
	Rhode Island Water Resources Board
	Public Drinking Water Protection
595,000	4.250%, 03/01/15 Series 2002 NPFG
	Insured	Baa1/A/NR	596,440
	Total Water and Sewer Bonds		18,740,964

	Other Revenue Bonds (0.5%)
	State of Rhode Island Depositors
	Economic Protection Corp.
500,000	6.000%, 08/01/17 NPFG Insured
	ETM	NR/A/NR	534,780
250,000	5.750%, 08/01/21 Series A AGMC
	Insured ETM	NR/NR/NR*	309,838
215,000	6.375%, 08/01/22 Series A NPFG
	Insured ETM	NR/A/NR	279,038
	Total Other Revenue Bonds		1,123,656

	Total Revenue Bonds		168,266,925

	Total Investments (cost $226,446,399-
	note 4)	97.9%	223,689,263
	Other assets less liabilities	2.1	4,744,528
	Net Assets	100.0%	$228,433,791

10 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations(“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

Percent of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch	7.4%
Pre-refunded bonds††/Escrowed to
maturity bonds	2.5
Aa of Moody’s or AA of S&P or Fitch	59.7
A of Moody’s or S&P or Fitch	25.6
Baa of Moody’s or BBB of S&P or Fitch	4.8
100.0%

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

11 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2013 (unaudited)

ASSETS
Investments at value (cost $226,446,399)	$223,689,263
Cash	1,854,227
Interest receivable	3,313,331
Receivable for Fund shares sold	74,728
Other assets	14,409
Total assets	228,945,958
LIABILITIES
Dividends payable	307,537
Payable for Fund shares redeemed	95,812
Management fees payable	68,959
Distribution and service fees payable	4,936
Accrued expenses	34,923
Total liabilities	512,167
NET ASSETS	$228,433,791
Net Assets consist of:
Capital Stock - Authorized 80,000,000 shares, par value $0.01
per share	$222,384
Additional paid-in capital	231,535,434
Net unrealized depreciation on investments (note 4)	(2,757,136)
Accumulated net realized loss on investments	(643,133)
Undistributed net investment income	76,242
$228,433,791

CLASS A
Net Assets	$122,756,082
Capital shares outstanding	11,950,939
Net asset value and redemption price per share	$10.27
Maximum offering price per share (100/96 of $10.27)	$10.70

CLASS C
Net Assets	$17,578,946
Capital shares outstanding	1,711,646
Net asset value and offering price per share	$10.27
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.27 *

CLASS I
Net Assets	$254,689
Capital shares outstanding	24,807
Net asset value, offering and redemption price per share	$10.27

CLASS Y
Net Assets	$87,844,074
Capital shares outstanding	8,551,049
Net asset value, offering and redemption price per share	$10.27

See accompanying notes to financial statements.

12 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2013 (unaudited)

Investment Income:

Interest income		$5,066,308

Expenses:

Management fees (note 3)	$614,105
Distribution and service fees (note 3)	202,408
Legal fees	99,107
Transfer and shareholder servicing
agent fees (note 3)	61,542
Trustees’ fees and expenses (note 8)	53,319
Shareholders’ reports and proxy
statements	42,090
Custodian fees (note 6)	10,965
Registration fees and dues	10,916
Auditing and tax fees	10,334
Fund accounting fees	9,976
Insurance	6,343
Chief compliance officer services (note 3)	2,771
Miscellaneous	27,423
Total expenses	1,151,299

Management fees waived (note 3)	(159,666)
Expenses paid indirectly (note 6)	(21)
Net expenses		991,612
Net investment income		4,074,696

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(477,155)
Change in unrealized appreciation on
investments	(12,101,576)
Net realized and unrealized gain (loss) on
investments		(12,578,731)
Net change in net assets resulting from
operations		$(8,504,035)

See accompanying notes to financial statements.

13 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2013	Nine Months Ended	Year Ended
	(unaudited)	March 31, 2013†	June 30, 2012

OPERATIONS:
Net investment income	$4,074,696	$6,103,161	$8,390,287
Net realized gain (loss) from
securities transactions	(477,155)	(86,421)	238,542
Change in unrealized appreciation
on investments	(12,101,576)	167,096	5,891,931
Change in net assets from
operations	(8,504,035)	6,183,836	14,520,760

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(2,212,621)	(3,525,480)	(5,165,290)

Class C Shares:
Net investment income	(253,538)	(387,652)	(606,886)

Class I Shares:
Net investment income	(4,115)	(6,471)	(9,248)

Class Y Shares:
Net investment income	(1,596,897)	(2,170,436)	(2,592,898)
Change in net assets from
distributions	(4,067,171)	(6,090,039)	(8,374,322)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	16,487,410	30,389,104	42,222,021
Reinvested dividends and
distributions	1,715,604	2,660,956	3,521,913
Cost of shares redeemed	(36,122,166)	(23,572,063)	(44,244,636)
Change in net assets from
capital share transactions	(17,919,152)	9,477,997	1,499,298

Change in net assets	(30,490,358)	9,571,794	7,645,736

NET ASSETS:
Beginning of period	258,924,149	249,352,355	241,706,619

End of period*	$228,433,791	$258,924,149	$249,352,355

*Includes undistributed net
investment income of:	$76,242	$68,717	$55,589

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

14 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2013 (unaudited)

1. Organization

Aquila Narragansett Tax-Free Income Fund (the “Fund”), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. On December 1, 2012, the Board of Trustees approved a change in the Fund’s fiscal and tax year end from June to March.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

15 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	223,689,263
Level 3 – Significant Unobservable Inputs	—
Total	$223,689,263

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2010-2012) or expected to be taken in the Fund’s 2013 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

16 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2013, the Fund decreased additional paid-in capital by $6 and increased undistributed net investment income by $6. These reclassifications have no effect on net assets or net asset value per share.

3. Fees and Related Party Transactions

a) Management Arrangements:

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund’s net assets.

Citizens Investment Advisors, a department of RBS Citizens, N.A. (the “Sub-Adviser”), serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund’s net assets.

17 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.83% for Class A Shares, 1.68% for Class C Shares, 0.99% for Class I Shares or 0.68% for Class Y Shares. These expense limitations are in effect until September 30, 2014. Prior to September 30, 2014, the Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2013, the Fund incurred management fees of $614,105 of which $159,666 was waived.

Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”), including, but not limited to, any principal underwriter of the Fund with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2013, distribution fees on Class A Shares amounted to $99,750, of which the Distributor retained $3,369.

Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2013, amounted to $76,799. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2013, amounted to $25,600. The total of these payments with respect to Class C Shares amounted to $102,399, of which the Distributor retained $25,218.

Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2013, these payments were made at the average annual rate of 0.35% of such net assets amounting to $453 of which $259 related to the Plan and $194 related to the Shareholder Services Plan.

18 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Rhode Island, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2013, total commissions on sales of Class A Shares amounted to $111,966, of which the Distributor received $24,393.

4. Purchases and Sales of Securities

During the six months ended September 30, 2013, purchases of securities and proceeds from the sales of securities aggregated $17,920,018 and $33,963,017, respectively.

At September 30, 2013, the aggregate tax cost for all securities was $226,384,820. At September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $4,141,060 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $6,836,617 for a net unrealized depreciation of $2,695,557.

5. Portfolio Orientation

Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers’ ability to meet their obligations.

The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At September 30, 2013, the Fund had all of its net assets invested in the securities of Rhode Island issuers.

6. Expenses

The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

19 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended	Nine Months
	September 30, 2013	Ended	Year Ended
	(unaudited)	March 31, 2013†	June 30, 2012
SHARES
Class A Shares:
Shares sold	394,898	998,617	1,513,351
Reinvested distributions	117,273	171,297	243,137
Shares redeemed	(1,828,023)	(1,421,064)	(2,516,350)
Net change	(1,315,852)	(251,150)	(759,862)
Class C Shares:
Shares sold	125,490	211,834	427,311
Reinvested distributions	16,380	25,240	36,465
Shares redeemed	(485,766)	(135,578)	(829,745)
Net change	(343,896)	101,496	(365,969)
Class I Shares:
Shares sold	–	–	–
Reinvested distributions	330	595	863
Shares redeemed	(238)	(2,279)	(651)
Net change	92	(1,684)	212
Class Y Shares:
Shares sold	1,033,968	1,582,970	1,995,072
Reinvested distributions	31,278	47,488	48,102
Shares redeemed	(1,163,008)	(609,200)	(782,101)
Net change	(97,762)	1,021,258	1,261,073
Total transactions in
Fund shares	(1,757,418)	869,920	135,454
DOLLARS
Class A Shares:
Proceeds from shares sold	$4,168,598	$10,873,175	$16,195,459
Reinvested distributions	1,215,951	1,863,120	2,605,830
Cost of shares redeemed	(19,051,253)	(15,461,948)	(26,960,476)
Net change	(13,666,704)	(2,725,653)	(8,159,187)
Class C Shares:
Proceeds from shares sold	1,337,174	2,302,611	4,569,106
Reinvested distributions	169,898	274,530	390,714
Cost of shares redeemed	(5,003,953)	(1,471,760)	(8,890,179)
Net change	(3,496,881)	1,105,381	(3,930,359)
Class I Shares:
Proceeds from shares sold	–	–	–
Reinvested distributions	3,437	6,471	9,248
Cost of shares redeemed	(2,479)	(24,779)	(6,973)
Net change	958	(18,308)	2,275
Class Y Shares:
Proceeds from shares sold	10,981,638	17,213,318	21,457,456
Reinvested distributions	326,318	516,835	516,121
Cost of shares redeemed	(12,064,481)	(6,613,576)	(8,387,008)
Net change	(756,525)	11,116,577	13,586,569
Total transactions in
Fund shares	$(17,919,152)	$9,477,997	$1,499,298

† Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31.
The information presented is for the period July 1, 2012 to March 31, 2013.

20 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

8. Trustees’ Fees and Expenses

At September 30, 2013 there were 13 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2013 was $45,289. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2013, such meeting-related expenses amounted to $8,030.

9. Securities Traded on a When-Issued Basis

The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

At March 31, 2013, the Fund had a capital loss carryover of $73,498 acquired in the acquisition of Ocean State Tax-Exempt Fund, which expires on June 30, 2016. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. At March 31, 2013, the Fund had post October loss deferrals of $92,480 which will be recognized in the following year.

21 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

The tax character of distributions was as follows:

	Nine Months Ended	Year Ended June 30,
	March 31, 2013	2012	2011
Net tax-exempt income	$6,090,039	$8,366,991	$8,945,624
Ordinary income	–	7,331	2,081
	$6,090,039	$8,374,322	$8,947,705

As of March 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$253,621
Accumulated net realized loss	(73,498)
Unrealized appreciation	9,413,157
Other temporary differences	(346,101)
$9,247,179

The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference in recognizing dividends paid and the amortization of discount securities.

11. Ongoing Development

Beginning in December 2007, the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

12. Subsequent Event

At the close of business on October 11, 2013, the Fund was reorganized into a new series of Aquila Municipal Trust. Although the organization and name of the Fund has changed, the Fund’s investment objective, principal investment strategies, and investment management team remain unchanged.

22 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

					Class A
	Six Months
	Ended		Nine Months		Year Ended June 30,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.79		$10.78		$10.51	$10.64	$10.44	$10.39	$10.37
Income (loss) from investment operations:
Net investment income(1)	0.17		0.26		0.37	0.39	0.39	0.38	0.38
Net gain (loss) on securities (both
realized and unrealized)	(0.51)		0.02		0.27	(0.13)	0.20	0.06	0.03
Total from investment operations	(0.34)		0.28		0.64	0.26	0.59	0.44	0.41
Less distributions (note 9):
Dividends from net investment income	(0.18)		(0.27)		(0.37)	(0.39)	(0.39)	(0.39)	(0.39)
Distributions from capital gains	–		–		–	–	–	–	–
Total distributions	(0.18)		(0.27)		(0.37)	(0.39)	(0.39)	(0.39)	(0.39)
Net asset value, end of period	$10.27		$10.79		$10.78	$10.51	$10.64	$10.44	$10.39
Total return(not reflecting sales charge)	(3.21	)%(2)	2.53	%(2)	6.15%	2.48%	5.71%	4.30%	4.00%
Ratios/supplemental data
Net assets, end of period (in millions)	$123		$143		$146	$150	$151	$134	$105
Ratio of expenses to average net assets	0.79	%(3)	0.77	%(3)	0.71%	0.62%	0.59%	0.60%	0.64%
Ratio of net investment income to
average net assets	3.33	%(3)	3.22	%(3)	3.45%	3.68%	3.63%	3.68%	3.63%
Portfolio turnover rate	7	%(2)	8	%(2)	11%	9%	3%	6%	3%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.92	%(3)	0.90	%(3)	0.87%	0.84%	0.87%	0.90%	0.97%
Ratio of net assets income to
average net assets	3.20	%(3)	3.09	%(3)	3.29%	3.46%	3.35%	3.38%	3.29%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.79	%(3)	0.77	%(3)	0.71%	0.62%	0.59%	0.59%	0.63%
_________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31.
The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

23 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class C
	Six Months
	Ended		Nine Months		Year Ended June 30,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.79		$10.78		$10.51	$10.64	$10.44	$10.39	$10.37
Income (loss) from investment operations:
Net investment income(1)	0.13		0.19		0.28	0.30	0.29	0.29	0.29
Net gain (loss) on securities (both
realized and unrealized)	(0.52)		0.02		0.27	(0.13)	0.21	0.06	0.03
Total from investment operations	(0.39)		0.21		0.55	0.17	0.50	0.35	0.32
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.20)		(0.28)	(0.30)	(0.30)	(0.30)	(0.30)
Distributions from capital gains	–		–		–	–	–	–	–
Total distributions	(0.13)		(0.20)		(0.28)	(0.30)	(0.30)	(0.30)	(0.30)
Net asset value, end of period	$10.27		$10.79		$10.78	$10.51	$10.64	$10.44	$10.39
Total return(not reflecting sales charge)	(3.62	)%(2)	1.88	%(2)	5.25%	1.62%	4.81%	3.42%	3.12%
Ratios/supplemental data
Net assets, end of period (in millions)	$18		$22		$21	$24	$22	$12	$11
Ratio of expenses to average net assets	1.64	%(3)	1.62	%(3)	1.57%	1.47%	1.44%	1.45%	1.51%
Ratio of net investment income to
average net assets	2.48	%(3)	2.37	%(3)	2.60%	2.83%	2.75%	2.82%	2.76%
Portfolio turnover rate	7	%(2)	8	%(2)	11%	9%	3%	6%	3%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.77	%(3)	1.75	%(3)	1.72%	1.69%	1.72%	1.75%	1.82%
Ratio of net assets income to
average net assets	2.35	%(3)	2.24	%(3)	2.45%	2.61%	2.47%	2.52%	2.45%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.64	%(3)	1.62	%(3)	1.57%	1.47%	1.44%	1.44%	1.48%
_________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31.
The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

24 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class I
	Six Months
	Ended		Nine Months		Year Ended June 30,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.79		$10.78		$10.51	$10.63	$10.44	$10.39	$10.37
Income (loss) from investment operations:
Net investment income(1)	0.17		0.25		0.35	0.37	0.37	0.37	0.37
Net gain (loss) on securities (both
realized and unrealized)	(0.52)		0.01		0.27	(0.12)	0.19	0.06	0.03
Total from investment operations	(0.35)		0.26		0.62	0.25	0.56	0.43	0.40
Less distributions (note 9):
Dividends from net investment income	(0.17)		(0.25)		(0.35)	(0.37)	(0.37)	(0.38)	(0.38)
Distributions from capital gains	–		–		–	–	–	–	–
Total distributions	(0.17)		(0.25)		(0.35)	(0.37)	(0.37)	(0.38)	(0.38)
Net asset value, end of period	$10.27		$10.79		$10.78	$10.51	$10.63	$10.44	$10.39
Total return(not reflecting sales charge)	(3.29	)%(2)	2.41	%(2)	5.99%	2.42%	5.45%	4.17%	3.84%
Ratios/supplemental data
Net assets, end of period (in millions)	$0.3		$0.3		$0.3	$0.3	$0.3	$0.3	$0.5
Ratio of expenses to average net assets	0.94	%(3)	0.93	%(3)	0.87%	0.78%	0.74%	0.74%	0.81%
Ratio of net investment income to
average net assets	3.18	%(3)	3.07	%(3)	3.29%	3.25%	3.49%	3.54%	3.47%
Portfolio turnover rate	7	%(2)	8	%(2)	11%	9%	3%	6%	3%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.07	%(3)	1.06	%(3)	1.02%	1.00%	1.02%	1.04%	1.12%
Ratio of net assets income to
average net assets	3.05	%(3)	2.94	%(3)	3.14%	3.30%	3.20%	3.24%	3.16%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.94	%(3)	0.93	%(3)	0.87%	0.78%	0.74%	0.73%	0.77%
_________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31.
The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

25 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class Y
	Six Months
	Ended		Nine Months		Year Ended June 30,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.79		$10.78		$10.51	$10.64	$10.44	$10.39	$10.37
Income (loss) from investment operations:
Net investment income(1)	0.18		0.28		0.38	0.40	0.40	0.40	0.40
Net gain (loss) on securities (both
realized and unrealized)	(0.52)		–		0.27	(0.13)	0.20	0.05	0.03
Total from investment operations	(0.34)		0.28		0.65	0.27	0.60	0.45	0.43
Less distributions (note 9):
Dividends from net investment income	(0.18)		(0.27)		(0.38)	(0.40)	(0.40)	(0.40)	(0.41)
Distributions from capital gains	–		–		–	–	–	–	–
Total distributions	(0.18)		(0.27)		(0.38)	(0.40)	(0.40)	(0.40)	(0.41)
Net asset value, end of period	$10.27		$10.79		$10.78	$10.51	$10.64	$10.44	$10.39
Total return(not reflecting sales charge)	(3.14	)%(2)	2.65	%(2)	6.31%	2.64%	5.86%	4.46%	4.16%
Ratios/supplemental data
Net assets, end of period (in millions)	$88		$93		$82	$67	$52	$50	$45
Ratio of expenses to average net assets	0.64	%(3)	0.62	%(3)	0.57%	0.47%	0.44%	0.45%	0.51%
Ratio of net investment income to
average net assets	3.48	%(3)	3.37	%(3)	3.59%	3.83%	3.78%	3.83%	3.75%
Portfolio turnover rate	7	%(2)	8	%(2)	11%	9%	3%	6%	3%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.77	%(3)	0.75	%(3)	0.72%	0.69%	0.72%	0.75%	0.82%
Ratio of net assets income to
average net assets	3.35	%(3)	3.24	%(3)	3.43%	3.61%	3.49%	3.53%	3.44%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.64	%(3)	0.62	%(3)	0.57%	0.47%	0.44%	0.44%	0.47%
_________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31.
The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

26 | Aquila Narragansett Tax-Free Income Fund

Analysis of Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below is based on an investment of $1,000 invested on April 1, 2013 and held for the six months ended September 30, 2013.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2013

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(3.21)%	$1,000.00	$967.90	$3.90
Class C	(3.62)%	$1,000.00	$963.80	$8.07
Class I	(3.29)%	$1,000.00	$967.10	$4.64
Class Y	(3.14)%	$1,000.00	$968.60	$3.16

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.79%, 1.64%, 0.94% and 0.64% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

27 | Aquila Narragansett Tax-Free Income Fund

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2013

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.11	$3.99
Class C	5.00%	$1,000.00	$1,016.85	$8.29
Class I	5.00%	$1,000.00	$1,020.36	$4.75
Class Y	5.00%	$1,000.00	$1,021.86	$3.23

(1)
Expenses are equal to the annualized expense ratio of 0.79%, 1.64%, 0.94% and 0.64% for the Trust’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

28 | Aquila Narragansett Tax-Free Income Fund

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Aquila Narragansett Tax-Free Income Fund was held on September 17, 2013. The holders of shares representing 66% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matter was voted upon and approved by the shareholders (the resulting votes are presented below).

Dollar Amount of Votes:

1. To act on an Agreement and Plan of Reorganization.

For	Against	Abstain
$157,763,243	$6,946,508	$2,074,633

29 | Aquila Narragansett Tax-Free Income Fund

Information Available (unaudited)

Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

During the 12 month period ended June 30, 2013, the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting.

Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

For the fiscal year ended March 31, 2013, $6,090,039 of dividends paid by Aquila Narragansett Tax-Free Income Fund, constituting 100% of total dividends paid during fiscal 2013, were exempt-interest dividends.

Prior to February 15, 2014, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2013 calendar year.

30 | Aquila Narragansett Tax-Free Income Fund

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Citizens Investment Advisors, a department of RBS Citizens, N.A. (the “Sub-Adviser”) to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in May, June and August, 2013. The independent Trustees met telephonically in August, 2013 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund.

At a meeting held in September, 2013, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2014. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s co-portfolio managers, Messrs. Salvatore C. DiSanto and Jeffrey K. Hanna. They considered that Messrs. Salvatore C. DiSanto and Jeffrey K. Hanna are based in Providence, Rhode Island and that they have a comprehensive understanding regarding the economy of the State of Rhode Island and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

31 | Aquila Narragansett Tax-Free Income Fund

The Trustees considered that the Manager supervised and monitored the performance of the Fund’s service providers (including the Sub-Adviser). The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations.

The Trustees considered that the Manager and the Sub-Adviser had provided all administrative and advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, as applicable.

The investment performance of the Fund.

The Trustees reviewed the Fund’s performance and compared its performance to funds in its product category (Morningstar Single-State Intermediate Municipal Bond Funds), funds in its peer group (Morningstar Single-State Intermediate Municipal Bond Funds that are similar to the Fund in size and investment style and that charge a front-end sales charge), and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was less than the average annual total return of the funds in its peer group for the one, three, five and ten year periods ended March 31, 2013, and less than the average annual total return of the funds in its product category, as well as its benchmark index, for the three and five year periods ended March 31, 2013. The Trustees considered that, as reflected in the Consultant’s Report, the Fund was, however, less volatile than the average volatility of the funds in its product category (for the three and five year periods ended March 31, 2013) and that the Fund delivered above-average results on a risk-adjusted basis for the three and five year periods ended March 31, 2013 (as evidenced by its Sharpe ratio) when compared to the funds in its product category.

The Trustees discussed the reasons for the Fund’s underperformance with the Sub-Adviser and considered the Fund’s investment approach and the market conditions present during the relevant periods. The Trustees also noted the recent elimination of certain of the Fund’s fundamental policies and discussed the impact of those policies on the management of the Fund’s portfolio, noting in particular that the Fund now is able to invest more of its assets in Rhode Island tax-free municipal obligations that are not insured. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees also noted that the Fund was now the only Rhode Island state-specific tax-free municipal bond fund in the State and considered the economic conditions in the State. The Trustees agreed that they would continue to monitor the performance of the Fund.

32 | Aquila Narragansett Tax-Free Income Fund

Advisory and Sub-Advisory Fees and Fund Expenses.

The information provided in the Consultant’s Report contained advisory fee and expense data for the Fund, for the funds in its product category for expenses (Morningstar Single-State Intermediate Municipal Bond Funds with similar operating structures), as well as data for the funds in the Fund’s peer group (Morningstar Single-State Intermediate Municipal Bond Funds that are similar to the Fund in size and investment style and that charge a front-end sales charge). The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager.

The Trustees compared the advisory fee and expense data for the Fund to similar data with respect to the funds in its product category and peer group. The Trustees considered that the Fund’s contractual advisory fee was lower than the average contractual advisory fee of the funds in its peer group (at the Fund’s current asset level) and only slightly higher than the asset-weighted average contractual advisory fee of the funds in its product category (at the Fund’s current asset level). They also noted that the Fund’s expenses were lower than the average actual expenses of the funds in both the product category and peer group.

The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that in most instances the fee rates for those clients were comparable to the fees paid to the Manager or Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

The Trustees considered that the Manager and, in turn, the Sub-Adviser was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses until September 30, 2014 so that total Fund annual expenses would not exceed 0.83 of 1% for Class A Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive. The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability

The Manager and the Sub-Adviser each provided materials which showed the profitability to the Manager and the Sub-Adviser, respectively, of their services to the Fund, as well as material provided by the Manager which showed the profitability to Aquila Distributors, Inc. (the “Distributor”) of distribution services provided to the Fund.

The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees noted that the Distributor did not derive profits from its relationship with the Fund. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

33 | Aquila Narragansett Tax-Free Income Fund

The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. Data provided in the Consultant’s Report to the Trustees showed that the Fund’s asset size had moderately increased during the past fiscal year. It was noted that as assets increase certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services and not only in respect of the Fund. The Trustees considered that the materials indicated that the Fund’s fees, after fee waivers, were generally lower than those of its peers, including those funds with breakpoints in the advisory fee schedule. Additionally, the Trustees noted that the Manager continued to waive a portion of its fees. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

34 | Aquila Narragansett Tax-Free Income Fund

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Founders
Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
CITIZENS INVESTMENT ADVISORS,
A DEPARTMENT OF RBS CITIZENS, N. A.
One Citizens Plaza
Providence, Rhode Island 02903

Board of Trustees
Anne J. Mills, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
David A. Duffy
Grady Gammage, Jr.
Lyle W. Hillyard
John C. Lucking
Glenn P. O’Flaherty
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Stephen J. Caridi, Senior Vice President
Paul G. O’Brien, Senior Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
(formerly, Narragansett Insured Tax-Free Income Fund)

By:	/s/ Diana P. Herrmann
President and Trustee December 10 , 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer December 10 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee December 10 , 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December 10 , 2013

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
(formerly, Narragansett Insured Tax-Free Income Fund)

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.